Net Debt - Summary of Net Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of net debt [abstract]
Cash and cash equivalents	$ 1,322	$ 976	[1]
Loans and other borrowings - current	(599)	(55)	[1]
Loans and other borrowings - non-current	(2,567)	(2,341)	[1]
Lease liabilities-current	(30)	(26)	[1]
Lease liabilities-non current	(396)	(401)	[1]
Principal amounts payable/receivable on maturity of derivative financial instruments (note 24)	(2)	(4)
Net debt	$ (2,272)	$ (1,851)		$ (1,881)

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ (see New accounting standards and other presentational changes).